UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of May 31, 2018 (Unaudited)

DWS International Growth Fund

(formerly Deutsche International Growth Fund)

	Shares	Value ($)
Common Stocks 97.6%
Australia 0.5%
Australia & New Zealand Banking Group Ltd. (Cost $3,323,613)	149,000	3,054,620
Brazil 0.5%
Pagseguro Digital Ltd. "A"* (Cost $2,345,529)	87,113	2,898,249
Canada 9.6%
Agnico Eagle Mines Ltd.	215,000	9,648,966
Alimentation Couche-Tard, Inc. "B"	140,000	5,845,750
Brookfield Asset Management, Inc. "A" (a)	332,000	13,240,568
Canada Goose Holdings, Inc.*	152,000	6,410,119
Canadian National Railway Co.	102,000	8,515,733
Gildan Activewear, Inc.	172,000	4,981,182
Toronto-Dominion Bank	165,000	9,633,272
(Cost $45,094,588)		58,275,590
China 8.6%
Alibaba Group Holding Ltd. (ADR)*	62,000	12,276,620
China Life Insurance Co., Ltd. "H"	2,517,000	7,057,042
Minth Group Ltd.	904,633	4,165,403
Momo, Inc. (ADR)*	52,800	2,424,576
New Oriental Education & Technology Group, Inc. (ADR)	52,000	5,172,440
Ping An Healthcare and Technology Co., Ltd. 144A*	69,900	409,960
Ping An Insurance (Group) Co. of China Ltd. "H"	996,000	9,791,556
Tencent Holdings Ltd.	215,200	10,993,962
(Cost $38,282,742)		52,291,559
Denmark 0.6%
Chr Hansen Holding AS (Cost $3,507,046)	40,000	3,850,612
Finland 1.0%
Sampo Oyj "A" (Cost $6,192,465)	124,400	6,132,155
France 13.3%
Air Liquide SA (a)	74,000	9,119,604
Capgemini SE	96,000	12,674,933
LVMH Moet Hennessy Louis Vuitton SE	30,000	10,426,037
Schneider Electric SE	91,000	7,855,434
SEB SA	18,000	3,252,443
SMCP SA 144A*	215,137	5,920,290
Teleperformance	38,500	6,083,401
TOTAL SA	166,200	10,109,527
VINCI SA	93,000	9,105,803
Vivendi SA	250,000	6,276,693
(Cost $75,347,453)		80,824,165
Germany 15.5%
adidas AG	20,000	4,542,859
Allianz SE (Registered)	52,000	10,747,813
BASF SE	79,000	7,781,857
Continental AG	25,600	6,492,540
Deutsche Boerse AG	80,000	10,710,770
Deutsche Post AG (Registered)	166,800	6,337,284
Evonik Industries AG	227,000	7,966,325
Fresenius Medical Care AG & Co. KGaA	136,000	13,582,848
Infineon Technologies AG	152,000	4,191,352
LANXESS AG	57,000	4,513,299
OSRAM Licht AG	60,000	3,550,253
SAP SE	44,000	4,957,085
Siemens AG (Registered)	67,000	8,741,479
(Cost $91,636,142)		94,115,764
Hong Kong 0.8%
Techtronic Industries Co., Ltd. (Cost $1,594,927)	782,501	4,728,177
Indonesia 0.4%
PT Bank Rakyat Indonesia Persero Tbk (Cost $2,005,891)	10,728,900	2,378,076
Ireland 1.2%
Kerry Group PLC "A" (Cost $4,888,390)	70,000	7,394,180
Italy 0.7%
Luxottica Group SpA (Cost $4,366,058)	73,000	4,557,624
Japan 6.6%
FANUC Corp.	24,900	5,287,218
Hoya Corp.	125,000	7,416,542
Keyence Corp.	9,000	5,520,968
Komatsu Ltd.	156,200	5,113,856
MISUMI Group, Inc.	179,989	5,192,701
Mitsubishi UFJ Financial Group, Inc.	1,260,200	7,557,863
Omron Corp.	82,300	4,317,177
(Cost $36,299,599)		40,406,325
Korea 1.3%
Samsung Electronics Co., Ltd. (Cost $7,142,816)	163,000	7,647,039
Luxembourg 1.3%
Eurofins Scientific SE (Cost $4,638,368)	16,000	8,219,666
Macau 0.8%
Sands China Ltd. (Cost $4,064,415)	790,000	4,732,027
Malaysia 1.0%
IHH Healthcare Bhd. (Cost $5,005,324)	3,952,000	5,961,376
Netherlands 4.3%
ASML Holding NV	45,000	8,797,511
Core Laboratories NV (a) (b)	26,600	3,303,188
ING Groep NV	652,000	9,516,249
Koninklijke Philips NV	110,000	4,516,089
(Cost $25,342,390)		26,133,037
Norway 0.5%
Marine Harvest ASA (Cost $1,730,463)	150,000	2,993,494
Singapore 2.1%
DBS Group Holdings Ltd. (Cost $9,426,692)	604,000	12,743,544
South Africa 0.6%
Naspers Ltd. "N" (Cost $3,685,134)	16,200	3,862,670
Sweden 2.0%
Assa Abloy AB "B"	302,000	6,489,960
Nobina AB 144A	840,000	5,637,114
(Cost $9,135,973)		12,127,074
Switzerland 7.1%
Julius Baer Group Ltd.*	121,000	7,081,875
Lonza Group AG (Registered)*	57,150	15,323,087
Nestle SA (Registered)	117,000	8,835,726
Novartis AG (Registered)	86,000	6,371,683
Roche Holding AG (Genusschein)	27,000	5,789,069
(Cost $39,071,519)		43,401,440
Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,225,873)	698,000	5,211,255
United Kingdom 7.9%
Clinigen Healthcare Ltd.	172,682	1,956,204
Compass Group PLC	496,000	10,667,545
ConvaTec Group PLC 144A	1,100,000	3,390,710
Experian PLC	535,500	13,140,864
Halma PLC	232,000	4,169,771
Prudential PLC	342,000	8,253,821
RELX NV	153,000	3,340,151
Smith & Nephew PLC	184,500	3,360,142
(Cost $43,738,930)		48,279,208
United States 8.5%
Activision Blizzard, Inc.	69,400	4,921,154
Allergan PLC	18,500	2,789,800
Amphenol Corp. "A"	37,000	3,216,410
Booking Holdings, Inc.*	1,750	3,690,610
Celgene Corp.*	33,000	2,596,440
Ecolab, Inc.	24,000	3,422,640
EPAM Systems, Inc.*	41,000	5,050,380
Marsh & McLennan Companies, Inc.	76,000	6,108,120
MasterCard, Inc. "A"	34,500	6,559,140
NVIDIA Corp.	23,200	5,850,808
Schlumberger Ltd.	61,000	4,188,870
Thermo Fisher Scientific, Inc.	15,000	3,124,050
(Cost $34,434,960)		51,518,422
Total Common Stocks (Cost $506,527,300)(c)		593,737,348
Convertible Preferred Stock 0.2%
United States
Providence Service Corp. 5.5% (Cost $572,300)(c)	5,723	1,033,240
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022* (c)	39,109	1,988
Parrot SA Expiration Date 12/22/2022* (c)	39,109	2,065
Total Warrants (Cost $0)		4,053
Other Investments 0.2%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,462,386
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.68% (d) (e) (Cost $25,991,680)	25,991,680	25,991,680
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.78% (d) (Cost $10,773,519)	10,773,519	10,773,519
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $543,864,799)	104.1	633,002,226
Other Assets and Liabilities, Net	(4.1)	(24,718,733)
Net Assets	100.0	608,283,493

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.68% (d) (e)
5,054,623	20,937,057	—	—	—	84,464	—	25,991,680	25,991,680
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 1.78% (d)
16,747,873	125,334,232	131,308,586	—	—	151,885	—	10,773,519	10,773,519
21,802,496	146,271,289	131,308,586	—	—	236,349	—	36,765,199	36,765,199

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $24,552,386, which is 4.0% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended May 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At May 31, 2018 the DWS International Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Financials	124,007,344	21%
Information Technology	111,682,443	19%
Industrials	94,391,251	16%
Consumer Discretionary	89,878,659	15%
Health Care	85,840,906	14%
Materials	47,765,689	8%
Consumer Staples	25,069,150	4%
Energy	17,601,585	3%
Total	596,237,027	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,054,620	$—	$3,054,620
Brazil	2,898,249	—	—	2,898,249
Canada	58,275,590	—	—	58,275,590
China	19,873,636	32,417,923	—	52,291,559
Denmark	—	3,850,612	—	3,850,612
Finland	—	6,132,155	—	6,132,155
France	—	80,824,165	—	80,824,165
Germany	—	94,115,764	—	94,115,764
Hong Kong	—	4,728,177	—	4,728,177
Indonesia	—	2,378,076	—	2,378,076
Ireland	—	7,394,180	—	7,394,180
Italy	—	4,557,624	—	4,557,624
Japan	—	40,406,325	—	40,406,325
Korea	—	7,647,039	—	7,647,039
Luxembourg	—	8,219,666	—	8,219,666
Macau	—	4,732,027	—	4,732,027
Malaysia	—	5,961,376	—	5,961,376
Netherlands	3,303,188	22,829,849	—	26,133,037
Norway	—	2,993,494	—	2,993,494
Singapore	—	12,743,544	—	12,743,544
South Africa	—	3,862,670	—	3,862,670
Sweden	—	12,127,074	—	12,127,074
Switzerland	—	43,401,440	—	43,401,440
Taiwan	—	5,211,255	—	5,211,255
United Kingdom	—	48,279,208	—	48,279,208
United States	51,518,422	—	—	51,518,422
Convertible Preferred Stock	—	—	1,033,240	1,033,240
Warrants	—	—	4,053	4,053
Other Investments	1,462,386	—	—	1,462,386
Short-Term Investments (f)	36,765,199	—	—	36,765,199
Total	$174,096,670	$457,868,263	$1,037,293	$633,002,226

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended May 31, 2018, the amount of the transfers between Level 1 and Level 2 was $12,169,526.

Transfers between price levels are recognized at the beginning of the reporting year.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Growth Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018